Schedule I Condensed Non-Consolidated Financial Information of Registrant - Guarantees (Details) - Long-term Debt - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Teekay Tankers
Debt Instrument [Line Items]
Debt guaranteed	$ 252.7
Teekay Parent | Teekay Tankers
Debt Instrument [Line Items]
Debt guaranteed	$ 252.7	$ 150.0
Teekay Parent | Teekay Offshore
Debt Instrument [Line Items]
Debt guaranteed		$ 364.0